Trade and other receivables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Increase In trade receivables	€ 1,032
Receivables divested without recourse	2,212	€ 2,059
Receivables from joint ventures in exploration and production activities	1,645	1,888
Other receivables	2,338	1,430
Trade and other current receivables	20,840	18,850
Counterparty risk mitigation	5,744	5,350
Receivables from natural gas and electricity distributors	309
Prepayments for services and suppliers	278	208
Receivables from factoring companies	193
Miscellaneous current receivables from other counterparties	753
Gas take-or-pay contracts
Trade and other receivables
Other receivables	239
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,954)	(3,313)
Financial assets past due but not impaired | Acciaierie d'Italia (ex-ILVA) | Gas take-or-pay contracts
Trade and other receivables
Trade and other current receivables	373
Defaulted receivables
Trade and other receivables
Trade and other current receivables	1,777	2,162
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,176)	(2,209)
US Dollars
Trade and other receivables
Trade and other current receivables	6,102
Euro
Trade and other receivables
Trade and other current receivables	13,650
Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	611	681
Nigerian National Oil Company | Nigeria
Trade and other receivables
Receivables from joint ventures in exploration and production activities	475	474
Nigerian Privately Held Oil Company | Nigeria
Trade and other receivables
Cash call exposure	242	195
PDVSA | Venezuela
Trade and other receivables
Other receivables	566	538
Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(795)
Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	166	202
Utilizations	(37)	(135)
Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	253	348
Utilizations	(758)	(421)
Global Gas & LNG Portfolio
Trade and other receivables
Increase In trade receivables	350
Receivables divested without recourse	970
Global Gas & LNG Portfolio | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	70	94
Plenitude & Power
Trade and other receivables
Increase In trade receivables	313
Receivables divested without recourse	314
Plenitude & Power | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(184)
Utilizations against charges	121
Plenitude & Power | Trade and other receivables | Performing receivables | Accumulated impairment
Trade and other receivables
Additions	61	71
Plenitude & Power | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	99	101
Refining & Marketing and Chemical
Trade and other receivables
Increase In trade receivables	408
Receivables divested without recourse	928
Exploration & Production | Trade and other receivables | Accumulated impairment
Trade and other receivables
Utilizations	(455)
Exploration & Production | Trade and other receivables | Defaulted receivables | Accumulated impairment
Trade and other receivables
Additions	€ 122	€ 229